Related Party Transactions, Related Party Loans (Details) - USD ($)	Nov. 23, 2018	Dec. 31, 2020	Nov. 20, 2020	Dec. 31, 2019	Nov. 20, 2018	Jun. 25, 2018
Related Party Loans [Abstract]
Related party note amount outstanding		$ 400,000		$ 0
Sponsor [Member]
Related Party Loans [Abstract]
Related party note amount outstanding		$ 400,000			$ 218,610
Repayment of debt to related party	$ 218,610
Warrant price (in dollars per share)		$ 1.00
Sponsor [Member] | Maximum [Member]
Related Party Loans [Abstract]
Loan commitment amount			$ 1,000,000			$ 300,000
Working capital loan		$ 1,500,000